UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2015

MFS® CALIFORNIA MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS

2/28/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 166.7%
Airport Revenue - 9.0%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 5/15/38	$750,000	$853,913
Orange County, CA, Airport Rev., “A”, 5%, 7/01/31	190,000	215,338
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/21	500,000	582,430
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/43	500,000	566,215
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/30	285,000	320,964
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/31	150,000	168,003
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	440,000	493,566

		$3,200,429
General Obligations - General Purpose - 9.8%
State of California, AMBAC, 6%, 2/01/17	$1,000,000	$1,106,090
State of California, 5%, 11/01/21	515,000	627,224
State of California, 5.25%, 4/01/35	455,000	530,403
State of California, 5.5%, 3/01/40	630,000	739,236
State of California, 5.25%, 11/01/40	415,000	485,824

		$3,488,777
General Obligations - Schools - 26.7%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 8/01/28	$500,000	$576,720
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 8/01/33	500,000	557,160
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	955,000	326,304
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/44	1,000,000	283,850
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/30	60,000	63,669
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/38	535,000	609,429
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	515,000	267,543
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/32	330,000	162,957
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 8/01/34	355,000	394,125
Napa Valley, CA, Unified School District, 5%, 8/01/20	225,000	268,598
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 8/01/34	500,000	565,395
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/29	1,000,000	1,330,270
San Diego, CA, Community College (Election of 2002), 5.25%, 8/01/33	125,000	144,480
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/34	265,000	110,653
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/18	400,000	378,476
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/41	265,000	302,511
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 8/01/43	765,000	225,721
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/25	500,000	609,850
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 8/01/34	500,000	568,390
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 8/01/21	450,000	488,709
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/23	500,000	625,180
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/21	500,000	614,350

		$9,474,340
Healthcare Revenue - Hospitals - 26.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 8/01/39	$505,000	$600,698
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/26	110,000	126,561
California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5%, 11/15/34	250,000	257,085
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/33	295,000	331,810
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/32	525,000	600,086
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/40	255,000	286,962
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	500,000	599,215
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2/01/27	250,000	262,953
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 3/01/37	495,000	532,293
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	1,000,000	1,082,620

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Cottage Health Obligated Group), 5%, 11/01/43	$435,000	$496,592
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/23	500,000	574,775
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 7/01/35	535,000	543,913
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/42	455,000	508,130
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	350,000	386,694
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/30	260,000	299,699
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/32	610,000	697,639
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/41	450,000	506,151
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/41	400,000	423,024
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	250,000	295,058

		$9,411,958
Healthcare Revenue - Long Term Care - 3.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$150,000	$172,773
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/35	230,000	244,336
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	295,000	301,151
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/47	315,000	339,677
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	300,000	331,038

		$1,388,975
Industrial Revenue - Other - 1.6%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$485,000	$578,620

Miscellaneous Revenue - Other - 4.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/37	$400,000	$448,724
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 7/01/37 (Prerefunded 7/01/15)	385,000	400,146
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/33	160,000	175,811
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/44	385,000	436,270

		$1,460,951
Port Revenue - 4.1%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$305,000	$356,438
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	1,000,000	1,109,840

		$1,466,278
Sales & Excise Tax Revenue - 2.1%
California Economic Recovery, “A”, 5%, 7/01/20 (Prerefunded 7/01/19)	$250,000	$293,223
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Rev., “A”, 5%, 7/01/20	250,000	300,258
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	50,000	35,675
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 8/01/40	165,000	121,044

		$750,200
Single Family Housing - Other - 1.2%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.5%, 12/01/28	$385,000	$420,770

Single Family Housing - State - 3.3%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$305,000	$308,742
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 8/01/23	190,000	196,375
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	555,000	579,659
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	80,000	81,488

		$1,166,264
State & Agency - Other - 1.4%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 10/01/27	$500,000	$500,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - 17.8%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/28	$380,000	$443,031
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	275,000	319,556
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 6/01/35	255,000	257,989
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., BHAC, 5%, 6/01/38	1,000,000	1,011,800
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/38	1,000,000	1,012,090
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/18	2,020,000	1,877,529
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/23	1,220,000	950,551
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 4/01/30	390,000	449,752

		$6,322,298
Tax Assessment - 11.1%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 10/01/29	$1,000,000	$1,011,250
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 9/01/19	500,000	512,075
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 9/02/22	115,000	130,026
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/23	60,000	70,756
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/33	160,000	180,832
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/34	295,000	337,253
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/25	500,000	513,785
San Dieguito, CA, Public Facilities Authority, ‘‘A’’, AMBAC, 5%, 8/01/32	500,000	550,745
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/33	130,000	145,289
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	250,000	276,923
Temecula Valley, CA, Unified School District Financing Authority Rev., BAM, 5%, 9/01/40	175,000	198,114

		$3,927,048
Tobacco - 3.9%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 6/01/47	$1,000,000	$779,920
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	715,000	610,724

		$1,390,644
Toll Roads - 1.1%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/44	$320,000	$370,502

Transportation - Special Tax - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 7/01/36 (Prerefunded 7/01/16)	$450,000	$481,433
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/37	335,000	378,661

		$860,094
Universities - Colleges - 6.0%
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/25	$120,000	$127,313
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/30	285,000	348,752
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/28	375,000	459,435
California State University Rev., “A”, 5%, 11/01/24	370,000	442,028
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	230,000	246,604
University Enterprises, Inc. (Auxiliary Organization), “A”, FGIC, 4.375%, 10/01/30	500,000	502,055

		$2,126,187
Universities - Secondary Schools - 0.7%
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/47	$230,000	$248,991

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Cogeneration - 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	$150,000	$162,033
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	75,000	77,903

		$239,936
Utilities - Municipal Owned - 10.0%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/19	$805,000	$937,028
California Department of Water Resources, Power Supply Rev., “N”, 5%, 5/01/20	205,000	243,878
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	50,000	57,250
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	55,000	62,731
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/24	390,000	443,645
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	10,000	9,363
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	55,000	51,184
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	5,000	4,587
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	40,000	37,315
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 8/15/19	750,000	856,320
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/25	370,000	440,330
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/41	370,000	423,750

		$3,567,381
Utilities - Other - 2.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$245,000	$337,615
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/33	585,000	691,236

		$1,028,851
Water & Sewer Utility Revenue - 16.4%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 5/01/34	$500,000	$525,515
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/28 (Prerefunded 6/01/18)	480,000	544,622
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/28	20,000	22,621
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/24	500,000	617,430
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 11/01/38	1,000,000	1,090,670
Escondido, CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/41	460,000	510,715
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	105,000	116,572
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	105,000	117,279
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40	440,000	515,865
Norco, CA, Financing Authority, Enterprise Rev., AGM, 5.625%, 10/01/39	215,000	246,981
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	340,000	386,947
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/31	85,000	96,373
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 7/01/36	600,000	631,386
Soquel Creek, CA, Water District, COP, 5%, 3/01/43	370,000	412,032

		$5,835,008
Total Municipal Bonds		$59,224,932

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	102,674	$102,674
Total Investments		$59,327,606

Other Assets, Less Liabilities - 1.8%		618,883

VMTPS, at liquidation value (issued by the Fund) - (68.8)%		(24,425,000)
Net Assets applicable to common shares - 100.0%		$35,521,489

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 2/28/15

Futures Contracts at 2/28/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,555,938	June - 2015	$6,183
U.S. Treasury Bond 30 yr (Short)	USD	3	485,531	June - 2015	421

					$6,604

At February 28, 2015, the fund had cash collateral of $35,400 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$59,224,932	$—	$59,224,932
Mutual Funds	102,674	—	—	102,674
Total Investments	$102,674	$59,224,932	$—	$59,327,606

Other Financial Instruments
Futures Contracts	$6,604	$—	$—	$6,604

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,318,023
Gross unrealized appreciation	5,200,680
Gross unrealized depreciation	(191,097)
Net unrealized appreciation (depreciation)	$5,009,583

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	868,573	1,135,829	(1,901,728)	102,674

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$144	$102,674

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 14, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2015

*	Print name and title of each signing officer under his or her signature.